FVM - Level 3 instruments: Valuation techniques and inputs (Detail) $ in Millions		3 Months Ended
		Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	[1]	$ 377,668	$ 362,322	$ 418,386
Financial liabilities measured at fair value	[1]	323,729	291,452	361,713
Level 3
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	[1]	8,116	7,237	8,364
Financial liabilities measured at fair value	[1]	14,296	12,759	$ 12,289
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value		800	500
Financial liabilities measured at fair value		$ 0	$ 0
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	0	0
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	1.43	1.43
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2],[3]	1.01	1.01
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value		$ 3,100	$ 2,400
Financial liabilities measured at fair value		$ 100	$ 0
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	0	0
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	1	1.01
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2],[3]	0.99	0.99
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	0.025	0.0225
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	0.1	0.053
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Discount margin | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	0.01	0
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Discount margin | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	0.19	0.14
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Discount margin | weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2],[3]	0.03	0.02
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value		$ 1,400	$ 1,500
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Relative value to market comparable | Bond price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	0.79	0.79
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Relative value to market comparable | Bond price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	0.91	0.98
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Relative value to market comparable | Bond price equivalent (% of par) | weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2],[3]	0.8	0.88
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Investment fund units
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	[4]	$ 100	$ 100
Financial liabilities measured at fair value	[4]	0	0
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Equity instruments
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	[4]	600	700
Financial liabilities measured at fair value	[4]	100	100
Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	[5]	8,500	9,600
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value		$ 2,400	$ 1,000
Level 3 | Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	0.0044	0.0044
Level 3 | Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	0.0175	0.0175
Level 3 | Derivative financial instruments: Interest rate contracts
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value		$ 300	$ 300
Financial liabilities measured at fair value		$ 800	$ 100
Level 3 | Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	0.0033	0.0015
Level 3 | Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	0.008	0.0063
Level 3 | Derivative financial instruments: Credit derivative contracts
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value		$ 400	$ 400
Financial liabilities measured at fair value		$ 900	$ 500
Level 3 | Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Bond price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	0	0
Level 3 | Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Bond price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	1.13	1
Level 3 | Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	(0.0002)	0.0001
Level 3 | Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	0.0558	0.07
Level 3 | Derivative financial instruments: Equity / index contracts
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value		$ 800	$ 600
Financial liabilities measured at fair value		$ 1,400	$ 1,300
Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	0	0
Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	0.14	0.14
Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	0.04	0.04
Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	1.25	1.05
Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	(0.45)	(0.45)
Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	0.61	0.71
Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	(0.17)	(0.17)
Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	[2]	0.99	0.98

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]	The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par)
[3]
Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful.

[4]	The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments.
[5]
Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value are the same as the equivalent derivative instruments presented elsewhere in this table.